SUP-0119-0321

SANFORD C. BERNSTEIN FUND, INC.

-Overlay A Portfolio

-Tax-Aware Overlay A Portfolio

-Overlay B Portfolio

-Tax-Aware Overlay B Portfolio

-Tax-Aware Overlay C Portfolio

-Tax-Aware Overlay N Portfolio

Each of the funds listed above is hereinafter referred to as a “Portfolio,” and together, the “Portfolios.”

Supplement dated March 16, 2021, as applicable, to the Prospectuses and Summary Prospectuses dated January 28, 2021 for each of: (i) Overlay A Portfolio; (ii) Tax-Aware Overlay A Portfolio; (iii) Overlay B Portfolio; (iv) Tax-Aware Overlay B Portfolio; (v) Tax-Aware Overlay C Portfolio; and (vi) Tax-Aware Overlay N Portfolio (together, the “Prospectuses”).

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The following chart replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the Portfolios:

PORTFOLIO MANAGERS:

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Alexander Barenboym	Since 2014	Senior Vice President of the Manager

Daniel J. Loewy	Since 2010	Senior Vice President of the Manager

Caglasu Altunkopru	Since March 2021	Senior Vice President of the Manager

The following replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses for the Portfolios:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Alexander Barenboym; since 2014; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity to this current position since prior to 2016.

Daniel J. Loewy; since 2010; Senior Vice President of the Manager	Senior Vice President of the Manager, Chief Investment Officer and Head—Multi-Asset Solutions. Mr. Loewy has been associated with the Manager in similar capacities since prior to 2016.

Caglasu Altunkopru; since March 2021; Senior Vice President of the Manager	Senior Vice President of the Manager, with which she has been associated in a similar capacity to this current position since prior to 2016.

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Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0119-0321

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